Annual Total Returns - Class A	Sep. 30, 2023
Delaware Ivy Government Securities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	3.18%
2015	none
2016	0.40%
2017	1.33%
2018	0.34%
2019	5.37%
2020	5.02%
2021	(1.97%)
2022	(12.55%)
2023	3.40%
Delaware Ivy High Yield Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(4.06%)
2019	14.86%
2020	7.36%
2021	4.97%
2022	(12.66%)
2023	12.75%
Delaware Ivy Multi-Asset Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.09%
2017	10.49%
2018	(4.71%)
2019	15.53%
2020	3.87%
2021	11.70%
2022	(12.11%)
2023	9.27%
Delaware Ivy Total Return Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	1.90%
2018	0.41%
2019	7.30%
2020	3.35%
2021	(2.96%)
2022	(10.01%)
2023	7.10%
Delaware Sustainable Equity Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(3.54%)
2019	26.99%
2020	7.88%
2021	25.00%
2022	(6.37%)
2023	9.55%